Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,901,764	$ 858,198
Ireland
Segment Reporting Information [Line Items]
Revenue	367,359	308,121
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	456,064	120,354
U.S.
Segment Reporting Information [Line Items]
Revenue	970,629	352,496
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 107,712	$ 77,227